Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,924,468	$ 18,429,987
Accounts receivable, net	7,696,983
Prepayments and other assets	272,129	176,977
Inventories	1,686,449	7,795,822
Due from discontinued operations		12,126,724
Current assets held for sale - discontinued operation	1,351,352	4,276,998
Other receivable - current	1,528,918	20,000,000
TOTAL CURRENT ASSETS	20,460,299	62,806,508
TOTAL ASSETS	20,460,299	62,806,508
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	938,767	225,881
Receipt in advance	194,376
Taxes payable	96,005	92,816
Amount due to related parties	9,686,152	37,200,000
Current liabilities held for sale - discontinued operation	705,483	13,002,229
TOTAL CURRENT LIABILITIES	11,620,783	50,520,926
TOTAL LIABILITIES	11,620,783	50,520,926
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 500,000,000 shares authorized, 69,763,933 and 69,763,933 shares issued, 68,598,050 and 68,598,050 shares outstanding as of March 31,2023 and 2022, respectively)	6,977	6,977
Additional paid-in capital	71,021,898	71,021,898
Treasury stock (1,165,883 shares as of March 31, 2023 and 2022, respectively)	(3,988,370)	(3,988,370)
Deficit	(54,467,600)	(53,107,676)
Accumulated other comprehensive loss	(3,847,601)	(1,649,223)
TOTAL SHAREHOLDERS’ EQUITY	8,725,304	12,283,606
Non-controlling interest	114,212	1,976
TOTAL EQUITY	8,839,516	12,285,582
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 20,460,299	$ 62,806,508